Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
Our Compensation Committee grants annual refresh, market adjustment, and promotion equity awards under the 2017 Plan at approximately the same time every year during our annual compensation review cycle, generally in August. In addition, our Compensation Committee has delegated authority to an equity award committee comprised of our CEO and our CFO, either of whom has the authority to grant new hire equity awards and off-cycle promotion and market adjustment equity awards to our employees (other than to our Section 16 officers or other executives who report directly to the CEO) under the 2017 Plan, as set forth in an equity grant policy. Pursuant to the policy, awards approved by the equity award committee must be granted on the first trading day of each applicable month. Awards approved by the equity award committee also must be within pre-set guidelines that our Compensation Committee reviews and approves. New hire, market adjustment, and promotion equity awards for our Section 16 officers and other executives who report directly to the CEO are granted only by the Compensation Committee during an open trading window.
While most employees are granted RSUs, employees in eligible countries at the stock level of Vice President and above may be granted stock options at their election (see “Equity Choice Program” above for a description of this program as it applies to NEOs). In addition, the Supplemental Option Program (see “Executive Supplemental Option Program” above) allows certain executive officers to elect to reduce their annual base salary for a given year in exchange for a series of monthly grants of fully-vested stock options with an ascribed value intended to equal the amount of the reduced salary. Each monthly stock option grant under the Supplemental Option Program must be made on the first trading day of the month; provided that, if such date occurs within the “Filing Period”
(defined below), then the grant date will be the first trading day following expiration of the Filing Period in the applicable month. The “Filing Period” is the period starting four business days before and ending one business day after Roku (i) files a periodic report on a Form 10-K or a Form 10-Q or (ii) files or furnishes a current report on a Form 8-K that discloses material nonpublic information (including earnings information), other than a current report on Form 8-K disclosing a material new stock option grant award under Item 5.02(e).
We do not grant equity awards in anticipation of the disclosure of material nonpublic information nor do we time the disclosure of material nonpublic information for the purpose of affecting the value of equity compensation. In addition, we do not take material nonpublic information into account when determining equity award grant dates, including stock option grant dates, or the terms of such awards. As described above, the Compensation Committee has historically granted awards on a predetermined schedule and awards granted by the equity award committee are subject to pre-established guidelines.

Award Timing Method
Our Compensation Committee grants annual refresh, market adjustment, and promotion equity awards under the 2017 Plan at approximately the same time every year during our annual compensation review cycle, generally in August. In addition, our Compensation Committee has delegated authority to an equity award committee comprised of our CEO and our CFO, either of whom has the authority to grant new hire equity awards and off-cycle promotion and market adjustment equity awards to our employees (other than to our Section 16 officers or other executives who report directly to the CEO) under the 2017 Plan, as set forth in an equity grant policy. Pursuant to the policy, awards approved by the equity award committee must be granted on the first trading day of each applicable month. Awards approved by the equity award committee also must be within pre-set guidelines that our Compensation Committee reviews and approves. New hire, market adjustment, and promotion equity awards for our Section 16 officers and other executives who report directly to the CEO are granted only by the Compensation Committee during an open trading window.
While most employees are granted RSUs, employees in eligible countries at the stock level of Vice President and above may be granted stock options at their election (see “Equity Choice Program” above for a description of this program as it applies to NEOs). In addition, the Supplemental Option Program (see “Executive Supplemental Option Program” above) allows certain executive officers to elect to reduce their annual base salary for a given year in exchange for a series of monthly grants of fully-vested stock options with an ascribed value intended to equal the amount of the reduced salary. Each monthly stock option grant under the Supplemental Option Program must be made on the first trading day of the month; provided that, if such date occurs within the “Filing Period”
(defined below), then the grant date will be the first trading day following expiration of the Filing Period in the applicable month. The “Filing Period” is the period starting four business days before and ending one business day after Roku (i) files a periodic report on a Form 10-K or a Form 10-Q or (ii) files or furnishes a current report on a Form 8-K that discloses material nonpublic information (including earnings information), other than a current report on Form 8-K disclosing a material new stock option grant award under Item 5.02(e).

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the disclosure of material nonpublic information nor do we time the disclosure of material nonpublic information for the purpose of affecting the value of equity compensation. In addition, we do not take material nonpublic information into account when determining equity award grant dates, including stock option grant dates, or the terms of such awards.
MNPI Disclosure Timed for Compensation Value	false